Note 6 - Other Income, Net (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Schedule of Other Nonoperating Income (Expense) [Table Text Block]
	2023	2022

Gain on sale of building asset	(4,351)	-
Other income	(1,459)	(146)
	$(5,810)	$(146)